Inventories (Components Of Inventories) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current
Coal stockpiles	$ 10,232	$ 9,390
Copper-gold stockpiles	1,791	2,875
Copper-gold concentrate	22,479
Materials and supplies	317,398	96,218
Inventories	351,900	108,483
Noncurrent
Run-of-mine stockpiles	$ 67,897